Provisions - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [table]
Provision used		€ 145	€ 55
Provision reversed	€ 97	164
Payable, period	5 years
Provisions for disputes
Disclosure of other provisions [table]
Provision used	€ 54	40
Provision reversed	0	0
Provision for charges
Disclosure of other provisions [table]
Provision reversed	€ 0	€ 164